Lease Transactions (Component of Sales Type and Direct Financing Lease Transactions) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2023	Mar. 31, 2022
Leases [Abstract]
Lease receivables (undiscounted)	¥ 2,046,277	¥ 1,855,125
Adjustments:
Discounted unguaranteed residual value	10,278	12,439
Initial direct cost on sales type and direct financing leases	32,780	27,695
Deferred selling profit	(350,553)	(306,316)
Net investment in sales type and direct financing leases	¥ 1,738,782	¥ 1,588,943